BRIDGE BUILDER TRUST

Bridge Builder International Equity Fund

Supplement dated June 29, 2020

to the Prospectus dated October 28, 2019, as supplemented

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

Effective June 30, 2020, Sanjay Ayer will be added as a member of the portfolio management team responsible for the day-to-day management of the portion of the Fund’s assets allocated to WCM Investment Management, LLC (“WCM”).

Accordingly, effective June 30, 2020, the Prospectus is hereby supplemented and revised as follows:

1.	The table entitled “WCM” under the sub-section entitled “Summary Section – Bridge Builder International Equity Fund – Sub-advisers and Portfolio Managers” is replaced with the following:

Portfolio Manager	Position with WCM	Length of Service to the Fund
Paul R. Black	President, Co-CEO and Portfolio Manager	Since Inception
Peter J. Hunkel	Portfolio Manager and Business Analyst	Since Inception
Michael R. Trigg	Portfolio Manager and Business Analyst	Since Inception
Kurt R. Winrich, CFA	Chairman, Co-CEO and Portfolio Manager	Since Inception
Sanjay Ayer, CFA	Portfolio Manager and Business Analyst	Since June 2020

2.

The sub-section entitled “Portfolio Managers” under the section entitled “Management of the Funds – Sub-advisers and Portfolio Managers – International Equity Fund – WCM” is deleted and replaced with the following:

Portfolio Managers:

Paul R. Black, Peter J. Hunkel, Michael B. Trigg, and Kurt R. Winrich, CFA have been portfolio managers of the International Equity Fund since its inception. Sanjay Ayer has been a portfolio manager of the International Equity Fund since June 2020.

Mr. Black is a Portfolio Manager, President and Co-CEO at WCM. Prior to joining WCM in 1989, he served as a portfolio manager with Wells Fargo Private Banking Group and Bank of America.

Mr. Hunkel is a Portfolio Manager and Business Analyst at WCM, where his primary responsibilities are portfolio management and equity research. Before joining WCM in 2007, he was a portfolio analyst for the Templeton Private Client Group and Centurion Alliance.

Mr. Trigg is a Portfolio Manager and Business Analyst at WCM, where his primary responsibilities are portfolio management and equity research. Before joining WCM in 2005, he was an equity analyst at Morningstar, Inc.

Mr. Winrich is a Portfolio Manager, Chairman and Co-CEO at WCM. Prior to joining WCM in 1984, he was the head of computer-aided design and analysis with Hughes Electronics Santa Barbara Research Center.

Mr. Ayer is a Portfolio Manager and Business Analyst at WCM, where his primary responsibilities are portfolio management and equity research. Before joining WCM in 2007, he was an equity analyst at Morning Star, Inc.

        PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

BRIDGE BUILDER TRUST

Supplement dated June 29, 2020

to the Statement of Additional Information (the “SAI”)

dated October 28, 2019, as supplemented

Bridge Builder International Equity Fund

Ticker: BBIEX

This supplement provides new and additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

Effective June 30, 2020, Sanjay Ayer will be added as a member of the portfolio management team responsible for the day-to-day management of the portion of the Fund’s assets allocated to WCM Investment Management, LLC (“WCM”).

Accordingly, the SAI is hereby supplemented and revised as follows:

1.

The sub-section “Other Accounts Managed by Portfolio Managers” under the section entitled “The Funds’ Investment Teams – The Sub-advisers – International Equity Fund – WCM Investment Management, LLC (“WCM”)” is replaced with the following:

Other Accounts Managed by Portfolio managers. The table below identifies, for each portfolio manager, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. Information is shown as of June 30, 2019, unless otherwise noted. Asset amounts are approximate and have been rounded.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
All Accounts
Paul Black	20	$13.78 billion	25	$4.75 billion	705	$17.61 billion
Peter Hunkel	20	$13.78 billion	25	$4.75 billion	705	$17.61 billion
Michael Trigg	20	$13.78 billion	25	$4.75 billion	705	$17.61 billion
Kurt Winrich	20	$13.78 billion	25	$4.75 billion	705	$17.61 billion
Sanjay Ayer[1]	8	$923.80 million	16	$2.44 billion	56	$2.99billion
Accounts Subject to Performance Fees
Paul Black	0	$0	0	$0	9	$1.93 billion
Peter Hunkel	0	$0	0	$0	9	$1.93 billion
Michael Trigg	0	$0	0	$0	9	$1.93 billion
Kurt Winrich	0	$0	0	$0	9	$1.93 billion
Sanjay Ayer[1]	0	$0	0	$0	2	$508.34 million

1As of March 31, 2020.

As of June 30, 2019, and March 31, 2020 for Sanjay Ayer, the above-listed portfolio managers did not beneficially own any shares of the Fund.

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